Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (Bao Li Gaming [Member], USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Sep. 12, 2012
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 15,000,000			$ 13,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One							7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two							7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables							146,026
Earn Out Payment Agreement Description				For purposes of the Bao Li Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Bao Li Seller’s network of junket agents purchases from Bao Li Gaming’s and the Company’s VIP gaming rooms attributable to the Bao Li Seller’s network of junket agents at Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms. In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares				25,000,000
Base Earnout Cash Payments Shares				130,000
Base Earnout Shares				6,250
Estimated Contingent Purchase Price	48,007,120
Business Acquisition Estimated Purchase Price Cash	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	32,861,094
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities		44,299,487		44,299,487		33,027,050
Business Acquisition Gain (Loss) Due To Change In Fair Value Of Contingent Consideration		24,054,120	9,551,634	24,249,638	15,481,200
Base Earnout Cash Payment Shares One					13,000,000
Base Earnout Cash Payment Shares Two				$ 13,000,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Base Earnout Shares One				625,000
Base Earnout Shares Two				625,000